16. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
16. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES
16.	OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES
Related party transactions are discussed in Note 13.

See Note 13 for discussion of notes payable issued to the Company’s former CEO and President during the quarter ended March 31, 2007.   Other than the note payable, related interest and payroll related accruals, all amounts are recorded in the related party accounts payable balance.  As of the filing date, Mr. Erickson beneficially owns 5,423,773 shares of common stock.

Mr. Sparks resigned from the Board of Directors effective September 6, 2012.  On September 6, 2012, the Company entered into a Settlement and Release Agreement with Mr. Sparks pursuant to which the Company agreed to (i) pay to Mr. Sparks the sum of $50,750 and issue 513,696 shares of the Company’s common stock as satisfaction in full of amounts owed pursuant to a note issued in 2007 and related accrued interest; and (ii) pay to Mr. Sparks the sum of $39,635 and issue 4,000,000 shares of the Company’s common stock as satisfaction in full of amounts owed to pursuant to a note issued in 2009, related accrued interest, and other liabilities, including accrued compensation of $721,333.  The full Settlement and Release Agreement was filed as Exhibit 10.1 to Form 8-K/A1 filed by the Company on September 12, 2012.

The Company paid $195,000 for fees due two directors for their services on closing the SPP transactions. The Company paid $60,000 on June 25, 2012 and $135,000 on July 25, 2012.